Geographic Information (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Segment Reporting [Abstract]
Revenue by Selected Geographic Area Information

          Selected geographic area information was as follows:

	Nine Months Ended September 30,

	2018	2017

Revenue — to unaffiliated customers(1):
United States	$1,108.6	$1,054.6
International	1,158.9	1,080.1

Revenue	$2,267.5	$2,134.7

	September 30, 2018	December 31, 2017

Long-lived assets(2):
United States	$589.5	$604.7
United Kingdom	195.9	204.4
Other foreign countries	190.5	190.2

Long-lived assets	$975.9	$999.3

(1)
Revenue is attributed to the countries based on the location of the customer.

(2)
Long-lived assets consist of property and equipment, net, and certain noncurrent assets.

	2017	2016	2015
Geographic Information
Revenue — to unaffiliated customers(1):
United States	$1,373.0	$1,361.6	$1,318.9
International	1,516.0	1,551.9	1,590.2
Revenue	$2,889.0	$2,913.5	$2,909.1
(1)	Revenue is attributed to the countries based on the location of the customer.

Long-lived Assets by Selected Geographic Area Information

          Selected geographic area information was as follows:

	September 30, 2018	December 31, 2017

Long-lived assets(2):
United States	$589.5	$604.7
United Kingdom	195.9	204.4
Other foreign countries	190.5	190.2

Long-lived assets	$975.9	$999.3

(2)
Long-lived assets consist of property and equipment, net, and certain noncurrent assets.

	2017	2016	2015
Geographic Information
Long‑lived assets(2):
United States	$604.7	$463.8	$406.8
United Kingdom	204.4	190.6	240.3
Other foreign countries	190.2	173.0	223.1
Long‑lived assets	$999.3	$827.4	$870.2
(1)	Long‑lived assets consist of property and equipment, net, and certain noncurrent assets.